FINANCIAL RISK MANAGEMENT - Market Price Risk (Details) - Commodity price risk l in Thousands, gal in Thousands	Dec. 31, 2022 gal $ / gal	Dec. 31, 2021 gal $ / liter $ / gal l
Marigold | U.S. Gulf Coast Ultra-Low Sulfur Diesel Index
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedged, amount | gal	1,380	10,440
Portion of forecast diesel consumption hedged (%)	12.70%	89.20%
Marigold | Floor price | U.S. Gulf Coast Ultra-Low Sulfur Diesel Index
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Price ($/gallon and $/litre) | $ / gal	1.48	1.54
Marigold | Cap price | U.S. Gulf Coast Ultra-Low Sulfur Diesel Index
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Price ($/gallon and $/litre) | $ / gal	1.80	1.91
Seabee | NYMEX Heating Oil Ultra-Low Sulphur Diesel Index
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedged, amount | l		3,560
Portion of forecast diesel consumption hedged (%)		94.90%
Seabee | Floor price | NYMEX Heating Oil Ultra-Low Sulphur Diesel Index
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Price ($/gallon and $/litre) | $ / liter		0.43
Seabee | Cap price | NYMEX Heating Oil Ultra-Low Sulphur Diesel Index
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Price ($/gallon and $/litre) | $ / liter		0.48